Intangible assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Apr. 01, 2022 INR (₨)
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Other intangible assets	₨ 641,862		₨ 622,688	₨ 634,730
Intangible assets and goodwill	₨ 641,862	$ 7,699	₨ 622,688